May 2, 2025
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
  on behalf of RiverSource Variable Account 10
File Nos. 333-186218/811-07355
RiverSource RAVA 5 Advantage Variable Annuity
RiverSource RAVA 5 Select Variable Annuity
RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed on or after  April 29, 2013)
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant's Post- Effective Amendment No. 23 filed on April 29, 2025.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary